Goodwill - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Impairment charges	$ 0	$ 0	$ 364,248